Summary of Significant Accounting Policies, Income Taxes (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0	$ 0